Putnam California Tax Exempt Income Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam California Tax Exempt Income Fund	Class A		Class B		Class C		Class M		Class T		Class Y
Management fees	0.43%		0.43%		0.43%		0.43%		0.43%		0.43%
Distribution and service (12b-1) fees	0.22%	[1]	0.85%		1.00%		0.50%		0.25%		none
Other expenses	0.08%	[2]	0.08%	[2]	0.08%	[2]	0.08%	[2]	0.08%	[3]	0.08%	[2]
Total annual fund operating expenses	0.73%		1.36%		1.51%		1.01%		0.76%		0.51%
[1]	Represents a blended rate.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, as restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam California Tax Exempt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	472	624	790	1,270
Class B	638	731	945	1,462
Class C	254	477	824	1,802
Class M	425	636	865	1,521
Class T	326	487	662	1,169
Class Y	52	164	285	640

Expense Example, No Redemption - Putnam California Tax Exempt Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	138	431	745	1,462
Class C	154	477	824	1,802